Income Fund
Income Fund Investment Class GFIIX Service Class GEISX
Investment Objective
Maximum income consistent with prudent investment management and the preservation of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Income Fund (USD $)	Investment Class	Service Class
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Income Fund		Investment Class	Service Class
Management Fees	[1]	0.22%	0.22%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses		0.01%	0.01%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		0.25%	0.50%
Expenses Reimbursed/Fees Waived by Adviser	[2]	0.02%	0.02%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.23%	0.48%
[1]	The Fund's management fee is a "unitary" fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.
[2]	GE Asset Management has entered into a contractual arrangement with GE Institutional Funds (the "Trust") to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through January 28, 2014, and can be changed or terminated only with the approval of the Trust's Board of Trustees and GE Asset Management.

Expense Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for each of the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	24	80	141	321
Service Class	49	158	278	626

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 403% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The portfolio managers seek to identify debt securities with characteristics such as:

  attractive yields and prices

  the potential for capital appreciation

  reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in asset-backed securities, high yield securities (also known as “junk bonds”), foreign (non-U.S.) debt securities and equity securities, such as exchange traded funds.

The portfolio managers may also invest in various types of derivatives (such as options, futures and options on futures) to manage interest rate risk (also known as duration) and to manage exposure to credit quality.
Principal Risks
The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.
Calendar Year Total Returns (%)
The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were: Highest 4.49% (quarter ended September 30, 2009) Lowest -2.36% (quarter ended June 30, 2004)
Average Annual Total Returns (%) (for the periods ended December 31, 2012)
Average Annual Total Returns Income Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investment Class	5.84%	5.35%	4.79%	5.62%	Nov. 21, 1997
Investment Class Return After Taxes on Distributions	3.75%	3.65%	3.00%	3.46%	Nov. 21, 1997
Investment Class Return After Taxes on Distributions and Sale of Fund Shares	3.80%	3.56%	3.03%	3.48%	Nov. 21, 1997
Service Class	5.50%	5.07%		5.27%	Sep. 30, 2005
Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	4.22%	5.95%	5.18%	6.00%	Nov. 30, 1997

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.